Offerings	Aug. 24, 2026 USD ($)
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Fee Rate	0.01381%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Stock, $0.0001 par value per share
Fee Rate	0.01381%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering: 5
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Subscription Rights
Fee Rate	0.01381%
Offering: 6
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering: 7
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Carry Forward Form Type	S-3
Carry Forward File Number	333-274073
Carry Forward Initial Effective Date	Aug. 25, 2023
Offering: 8
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Preferred Stock, $0.0001 par value per share
Carry Forward Form Type	S-3
Carry Forward File Number	333-274073
Carry Forward Initial Effective Date	Aug. 25, 2023
Offering: 9
Offering:
Rule 415(a)(6)	true
Security Type	Debt
Security Class Title	Debt Securities
Carry Forward Form Type	S-3
Carry Forward File Number	333-274073
Carry Forward Initial Effective Date	Aug. 25, 2023
Offering: 10
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Warrants
Carry Forward Form Type	S-3
Carry Forward File Number	333-274073
Carry Forward Initial Effective Date	Aug. 25, 2023
Offering: 11
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Subscription Rights
Carry Forward Form Type	S-3
Carry Forward File Number	333-274073
Carry Forward Initial Effective Date	Aug. 25, 2023
Offering: 12
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Units
Carry Forward Form Type	S-3
Carry Forward File Number	333-274073
Carry Forward Initial Effective Date	Aug. 25, 2023
Offering: 13
Offering:
Rule 415(a)(6)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 87,500,000.00
Carry Forward Form Type	S-3
Carry Forward File Number	333-274073
Carry Forward Initial Effective Date	Aug. 25, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 9,645.50
Offering Note	(4) Pursuant to Rule 415(a)(6) under the Securities Act, this Registration Statement includes $87,500,000 in aggregate offering price of securities previously registered, but not sold, pursuant to the Registration Statement on Form S-3 (File No. 333-274073), which was declared effective on August 25, 2023 (the "Prior Registration Statement"). The Prior Registration Statement registered securities having a maximum aggregate offering price of $100,000,000, of which $87,500,000 remains unsold as of the date of this Registration Statement (the "Unsold Securities"). The Registrant previously paid a registration fee of $11,020.00 in connection with the Prior Registration Statement, of which $9,642.50 is attributable to the Unsold Securities. Pursuant to Rule 415(a)(6), the Unsold Securities and the $9,642.50 registration fee previously paid in connection with the Unsold Securities are being carried forward to this Registration Statement. The Registrant is also registering $12,500,000 in aggregate offering price of new securities on this Registration Statement, for which a registration fee of $1,726.25 is being paid herewith. Pursuant to Rule 415(a)(6), the offering of the Unsold Securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement..
Offering: 14
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 12,500,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,726.25
Offering Note	(1) The amount to be registered consists of up to $100,000,000 of an indeterminate amount of common stock, preferred stock, debt securities, warrants, subscription rights and/or units. There is also being registered hereunder such currently indeterminate number of (i) shares of common stock or other securities of the registrant as may be issued upon conversion of, or in exchange for, convertible or exchangeable debt securities and/or preferred stock registered hereby, or (ii) shares of preferred stock, common stock, debt securities or units as may be issued upon exercise of warrants registered hereby, as the case may be. Any securities registered hereunder may be sold separately or as units with the other securities registered hereunder. The securities registered hereunder also include an indeterminate number of securities as may be issued pursuant to anti-dilution provisions of any of such securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers any additional securities that may be offered or issued in connection with any stock splits, stock dividends or similar transactions. (2) The proposed maximum aggregate offering price per unit will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instruction 2.A.ii.b. to Item 16(b) of Form S-3 under the Securities Act. (3) Estimated solely for purposes of computing the registration fee. No separate consideration will be received for (i) common stock or other securities of the registrant that may be issued upon conversion of, or in exchange for, convertible or exchangeable debt securities and/or preferred stock registered hereby, or (ii) preferred stock, common stock, debt securities or units that may be issued upon exercise of warrants registered hereby, as the case may be. The aggregate maximum offering price of all securities issued pursuant to this registration statement will not exceed $100,000,000.